Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Principal Accounting Policies
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	892,944	839,534	128,664
Restricted cash	2,509	3,585	549
Short-term investments	652,759	75,000	11,494
Accounts receivable, net	22,253	133,956	20,530
Amounts due from related parties, net	338,655	350,879	53,775
Loans receivables, net	102,829	104,673	16,042
Other current assets	23,048	31,613	4,844
Long-term investments	496,095	280,624	43,008
Investment in affiliates	843,866	740,452	113,479
Property and equipment, net	17,922	18,134	2,779
Operating lease right-of-use assets, net	19,059	19,010	2,913
Deferred tax assets	42,918	41,149	6,306
Other non-current assets	17,902	14,519	2,226
Total assets	3,472,759	2,653,128	406,609
Accrued payroll and welfare expenses	102,211	166,411	25,504
Income tax payable	63,333	99,889	15,309
Amounts due to the Group’s subsidiaries	583,347	143,454	21,985
Deferred revenue	24,363	8,016	1,229
Other current liabilities	159,193	171,753	26,322
Deferred tax liabilities	13,637	3,070	470
Operating lease liabilities, non-current	18,902	20,123	3,084
Total liabilities	964,986	612,716	93,903

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	13,146	71,528	161,272	24,716
Recurring service fees	16,884	3,032	—	—
Performance-based income	531	—	—	—
Other service fees	91,538	124,837	84,752	12,988
Total revenues from others	122,099	199,397	246,024	37,704
Revenues from funds Gopher manages
One-time commissions	2,085	3,660	36,290	5,562
Recurring service fees	501,873	615,999	569,154	87,227
Performance-based income	92,127	53,010	133,276	20,425
Total revenues from funds Gopher manages	596,085	672,669	738,720	113,214
Total revenues	718,184	872,066	984,744	150,918
Less: VAT related surcharges	(3,715)	(4,916)	(6,155)	(943)
Net revenues	714,469	867,150	978,589	149,975
Total operating cost and expenses	(372,870)	(565,203)	(524,913)	(80,446)
Total other income	73,119	51,370	68,444	10,489
Net income	316,951	289,514	393,299	60,275
Net income attributable to Noah Holdings Limited shareholders	306,912	278,827	393,508	60,307
Cash flows provided by (used in) operating activities*	429,008	761,312	(409,359)	(62,737)
Cash flows (used in) provided by investing activities	(379,327)	(345,092)	357,026	54,717
Cash flows provided by financing activities	14,210	20,670	—	—
*	Cash flows provided by operating activities in 2018, 2019 and 2020 include amounts due to the Group’s subsidiaries of RMB606,440, RMB583,347 and RMB143,454 (US$21,985).

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties	88,415	47,024	7,207
Investments	471,602	599,328	91,851
Maximum exposure to loss in non-consolidated VIEs	560,017	646,352	99,058

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net income (loss) attributable to Noah Holdings Limited shareholders	811,297	829,151	(745,225)	(114,212)
Transfers from the non-controlling interests:
Increase in Noah’s equity by acquiring equity interests from non-controlling interests	—	—	373	57
Increase in Noah’s capital from contribution of non-controlling interests	—	17,640	—	—
Net transfers from non-controlling interests	—	17,640	373	57
Change from net income (loss) attributable to Noah and transfers from non-controlling interests	811,297	846,791	(744,852)	(114,155)

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3 - 5 years
Motor vehicles	5 years
Software	2 - 5 years
Buildings	30 years

Schedule of Primary Revenue Streams from Contracts with Customers

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
One-time commissions - Fund distribution services	Point in time	Typically paid within a month after investment product established	Fixed
One-time commissions - Insurance brokerage services	Point in time	Typically paid within a month after insurance policy issued and/or renewed	Fixed and Variable
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Schedule of Disaggregation of Revenue

	Year Ended December 31, 2018
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services(1)	77,015	8,225	30,287	115,527
Total revenues	2,318,212	751,759	240,091	3,310,062

	Year Ended December 31, 2019
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and other
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	928,061	3,607	—	931,668
Recurring service fees	1,155,450	690,015	—	1,845,465
Performance-based income	23,430	89,655	—	113,085
Other service fees	222,912	4,274	295,772	522,958
Lending services	91,164	—	285,473	376,637
Investor education services	26,353	—	—	26,353
Other services(1)	105,395	4,274	10,299	119,968
Total revenues	2,329,853	787,551	295,772	3,413,176

	Year Ended December 31, 2020
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	766,246	42,591	—	808,837
Recurring service fees	1,284,447	645,752	—	1,930,199
Performance-based income	205,305	184,220	—	389,525
Other service fees	123,458	7,451	65,242	196,151
Lending services	13,530	—	65,242	78,772
Investor education services	9,353	—	—	9,353
Other services(1)	100,575	7,451	—	108,026
Total revenues	2,379,456	880,014	65,242	3,324,712
(1)	The Group also provides other services including financial leasing, family trust and other services.

Schedule of Changes in Reserve for Allowances for Doubtful Accounts

	(Amounts in thousands)
	Amounts due	Accounts	Loan receivables	Other financial
	from related parties	receivable	from factoring business	receivables
	RMB	RMB	RMB	RMB
Balance at beginning of 2019	—	—	—	—
Provisions	14,602	11,858	82,000	16,912
Write off	(14,602)	(11,858)	(82,000)	(16,912)
Balance at end of 2019	—	—	—	—
Provisions	4,006	29	—	—
Write off	—	(29)	—	—
Balance at end of 2020	4,006	—	—	—